SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Stock Option Activity

The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2014:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	267,700	$65.30
Granted	50,000	97.34
Exercised	(64,000)	58.53
Forfeited	(11,250)	68.49
Expired	(1,000)	60.40

Options outstanding at December 31, 2014	241,450	$73.62	2.47	$8,060

Options exercisable at December 31, 2014	82,533	$62.69	1.46	$3,657

Summary of Non-Vested (Restricted) Stock Activity

The following is a summary of non-vested (restricted) stock activity as of and for the year ended December 31, 2014:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at December 31, 2013	2,487,292	$40.70
Granted	218,725	96.84
Vested	(57,300)	45.71
Forfeited	(5,000)	56.69

Non-vested (restricted) stock outstanding at December 31, 2014	2,643,717	$45.21

Valuation Assumptions Used for Stock Option Awards

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2014	2013	2012
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.35%	0.82%	0.57%
Expected volatility	22.07%	24.56%	31.40%
Expected dividend yield	1.69%	2.20%	3.49%
Grant date fair value	$15.75	$13.33	$12.90

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2014	2013	2012
Stock options	$801	$884	$846
Non-vested (restricted) stock	10,672	9,083	7,093

Share-based compensation expense	$11,473	$9,967	$7,939